Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 8, 2023, Vimeo, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report the voting results of its 2023 annual meeting of stockholders (the “2023 Annual Meeting”), including, among other matters, the approval, on an advisory (non-binding) basis, of the frequency of future advisory votes on named executive officer compensation (“say-on-pay votes”). The sole purpose of this Current Report on Form 8-K/A is to disclose, pursuant to Item 5.07(d) of Form 8-K, the Company’s determination on the frequency of future say-on-pay votes. This Current Report on Form 8-K/A should be read in conjunction with, and does not otherwise modify or update any other disclosure contained in, the Original Report.
Document Period End Date	Jun. 06, 2023
Entity File Number	001-40420
Entity Registrant Name	VIMEO, INC.
Entity Central Index Key	0001837686
Entity Tax Identification Number	85-4334195
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	330 West 34th Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	524-8791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VMEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false